Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Manager Directed Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Argent Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Argent Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Argent Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2018, the portfolio turnover rate for the Fund was 9%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks of U.S. small-capitalization (“small-cap”) companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. As of March 31, 2019, the largest company in the Russell 2000® Index had a market capitalization of $8.8 billion.

The Fund will generally hold 60 to 80 stocks identified by the Fund’s investment advisor, Argent Capital Management LLC (the “Advisor”) through an active, bottom-up fundamental investment research process, which employs quantitative screening to identify incremental changes in fundamentals and qualitative research and analysis, emphasizing valuation and anticipating change to identify overlooked and underappreciated stocks in the small-cap universe. The Fund will invest in companies that, in the Advisor’s opinion, are undergoing positive fundamental change that is expected to result in superior returns over the long term and exhibit attractive reward opportunities when compared to the risk of investment. The Fund’s investment strategy is a “core” approach. The Fund is comprised of “core growth” stocks, which are companies with earnings and sales growth that are above the average compared to the market and that continue to reinvest in their business to seek further growth. The Fund also holds “core value” stocks, which are companies trading at significant discounts and are deemed to be undervalued by the market. The Fund incorporates a broad spectrum of investment opportunities in the small capitalization universe. The Advisor will sell an investment when the stock reaches the target value determined by the Advisor, if fundamentals supporting the stock’s value deteriorate, or when a better investment opportunity becomes available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Small-Cap Company Risk. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general. Because of these movements, and because small-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

•
Growth-Style Investing Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market, and may not achieve the earnings growth expected.

•
Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On September 28, 2018, the Argent Small Cap Core Fund, a private fund managed by the Advisor (the “Predecessor Fund”), converted into the Institutional Shares class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Shares of the Fund. The Predecessor Fund was formed on July 15, 2008 to serve as a pooled investment vehicle for accredited investors, and since inception on July 25, 2008, the Predecessor Fund maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund. From the date of inception through the time of the conversion, the Predecessor Fund was managed by the Advisor and by the same portfolio managers as the Fund. The Fund’s performance set forth below is that of the Predecessor Fund through September 28, 2018 and includes the expenses of the Predecessor Fund for such periods. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses paid by the Predecessor Fund, without provision for state or local taxes. If the Predecessor Fund’s performance was adjusted to reflect the first year net expenses of the Institutional Shares of the Fund, the performance for all periods would have been higher than that stated.

The financial statements of the Predecessor Fund were independently audited. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. On a going forward basis for periods beginning on September 28, 2018, the Fund’s performance has been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Fund. Please refer to the Financial Statements section of the Fund’s Statement of Additional Information (“SAI”) to review additional information regarding the Predecessor Fund.

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Shares of the Fund and the Predecessor Fund from year to year, as applicable. The performance shown is that of the Predecessor Fund for periods prior to September 28, 2018. The table shows how the Fund’s and the Predecessor Fund’s average annual returns for one year, five years and ten years compared with those of the Russell 2000® Index, which is a broad measure of small-cap common stock performance. The Fund’s and the Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.argentcapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Shares of the Fund and the Predecessor Fund from year to year, as applicable. The performance shown is that of the Predecessor Fund for periods prior to September 28, 2018. The table shows how the Fund’s and the Predecessor Fund’s average annual returns for one year, five years and ten years compared with those of the Russell 2000® Index, which is a broad measure of small-cap common stock performance. The Fund’s and the Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.argentcapitalfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the highest return for a calendar quarter was 24.09% for the quarter ended 06/30/2009, and the lowest return for a calendar quarter was -25.51% for the quarter ended 12/31/2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are not reflected in the table because the Fund does not have a full calendar year of operations as a registered investment company. The Predecessor Fund was an unregistered fund that did not qualify as a regulated investment company for federal income tax purposes.

Argent Small Cap Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	11.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2008
Argent Small Cap Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 281
Annual Return 2009	rr_AnnualReturn2009	42.86%
Annual Return 2010	rr_AnnualReturn2010	23.57%
Annual Return 2011	rr_AnnualReturn2011	(2.78%)
Annual Return 2012	rr_AnnualReturn2012	18.24%
Annual Return 2013	rr_AnnualReturn2013	27.40%
Annual Return 2014	rr_AnnualReturn2014	6.41%
Annual Return 2015	rr_AnnualReturn2015	(6.39%)
Annual Return 2016	rr_AnnualReturn2016	24.56%
Annual Return 2017	rr_AnnualReturn2017	16.91%
Annual Return 2018	rr_AnnualReturn2018	(20.44%)
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	11.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2008
Argent Small Cap Fund | Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 391

[1]	Because the Fund is new, the Institutional Share class expenses are based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” for Retail Shares are estimated for the current fiscal year and are based on those of the Institutional Shares.
[2]	“Other Expenses” includes estimated Acquired Fund Fees and Expenses of 0.01%. As a result, “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” in the table above do not correlate to the Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	Argent Capital Management LLC, the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 0.85% of the Fund’s average annual net assets, through at least September 28, 2021. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, provided that the reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; and (2) any expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.